Software Development Costs (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Software Development Costs

SOFTWARE DEVELOPMENT COSTS

Software development costs are expensed as incurred unless the useful life is greater than one year. Software development costs capitalized would represent costs of design, configuration, coding, installation and testing of the Company’s software up to its initial implementation.  Ongoing software post-implementation costs of operation, including training and application maintenance, will be charged to expense as incurred.